Lease Liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease Liabilities
8. Lease liabilities
Total lease liabilities included in the Consolidated
Balance Sheets
are as follows:

	Year ended December 31
	2020	2019
Balance, beginning of year	$113.8	$135.2
Additions (terminations)	(98.6)	1.0
Unwinding of discount on lease liabilities	1.5	7.5
Lease payments	(6.3)	(29.9)

Balance, end of year	$10.4	$113.8

Current portion	$4.8	$28.8
Long-term portion	$5.6	$85.0

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. The revised agreement no longer meets the criteria to be classified as a lease liability, thus the office lease portion has been removed. The office lease provision referenced in Note 9 has been adjusted to reflect the revised appropriate accounting treatment.
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Transportation	$3.4	$2.2	$—	$—	$—	$—	$5.6
Vehicle	1.4	1.2	0.7	0.1	—	—	3.4
Surface	0.1	0.1	0.1	0.1	0.1	5.0	5.5

Total	$4.9	$3.5	$0.8	$0.2	$0.1	$5.0	$14.5

Amounts recognized in Consolidated Statements of Income (Loss) and Consolidated Statements of Cash Flows
The Company recorded $0.3 million of income from
sub-leases
related to our
right-of-use
assets. Expenses related to short-term leases and leases of
low-value
assets were insignificant during the year.